Share-based payment Arrangement - Summary of Terms and Conditions Related to Grants of Share Based Payment Arrangement (Parenthetical) (Detail) ₩ in Millions	12 Months Ended
	Dec. 31, 2024 KRW (₩) shares	Dec. 31, 2023 KRW (₩)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment agreement granted value | ₩	₩ 12,835	₩ 10,813
KOSPI [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share issuable in increment based on share price	200
Series Seven Two [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement	12,884
Series Seven One [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement	196,850